GENERAL AND ADMINISTRATIVE EXPENSES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			129 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Salaries and related expenses	$ 70,852	$ 41,192	$ 137,194	$ 84,161	$ 162,221	$ 55,995	$ 55,131	$ 565,158
Professional fees	118,537	26,035	223,758	96,962	336,308	365,398	52,270	1,714,781
Other	56,224	21,871	87,596	73,613	45,616	36,102	57,755	330,343
Total general and administrative expenses	$ 245,613	$ 89,098	$ 448,548	$ 254,736	$ 544,145	$ 457,495	$ 165,156	$ 2,610,282